Accrued Payroll and Related Liabilities (Tables)	12 Months Ended
Aug. 31, 2019
Accrued Payroll and Related Liabilities (Tables)
Schedule of Accrued payroll liabilities

	August 31, 2019	August 31, 2018
Accrued Payroll	$7,812,000	$4,522,000
Accrued Payroll Taxes	8,201,000	4,609,000
Corporate employee accrued paid time off	399,000	346,000
Accrued Payroll and related liabilities	$16,412,000	$9,477,000